Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2019		Dec. 31, 2018
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	¥ 2,481				¥ (4,610)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)			¥ (2,252)				¥ (1,529)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			0				0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)			4				141
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0				0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	218				584
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(255)				(369)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)			9				252
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			0				0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0				0
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)			(230)				(220)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	107				255
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	235				(461)
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)			1,544				577
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	100				108
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)							0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)			579				(515)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(25)				260
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			(5,781)				(4,553)
Gains (losses) recognized in income on hedged item			5,781				4,553
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				0
Gains (losses) recognized in income on hedged item	0				0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	3,346				(5,794)
Gains (losses) recognized in income on hedged item	(3,299)				5,431
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	127		830		153		(3,834)
Gains (losses) recognized in income on hedged item	(98)		(953)		(128)		3,711
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(934)				1,172
Gains (losses) recognized in income on hedged item	1,370				(910)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(12,324)				4,380
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)			4,234				2,500
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			0				0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	7				21
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	1,594				1,594
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)			0				(115)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	1,194				3,448
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(10,477)				8,342
Gains (losses) recognized in other comprehensive income on derivative, (effective portion)			14,711				(7,377)
Gains (losses) reclassified from other comprehensive income (loss) into income, (effective portion)			0				0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)			0				0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0				0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0				0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0				0
Nondesignated | Other (income) and expense, net | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,760				2,367
Nondesignated | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			5,257	[1]			2,573	[2]
Nondesignated | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(2,284)	[3]			(3,292)	[4]
Nondesignated | Interest Expense [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				0
Nondesignated | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(12)		(134)		120		1,013
Nondesignated | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[3]			0	[4]
Nondesignated | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	2				5
Nondesignated | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	6,017				1,494
Nondesignated | Foreign exchange contracts | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) and Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			5,819	[1]			(2,037)	[2]
Nondesignated | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(337)	[3]			177	[4]
Nondesignated | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,119				3,635
Nondesignated | Credit derivatives held/written | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	10		40		(6)		59
Nondesignated | Credit derivatives held/written | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[3]			0	[4]
Nondesignated | Credit derivatives held/written | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0				0
Nondesignated | Options held/written and other | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,328				1,202
Nondesignated | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(85)	[3]	¥ (1,350)	[1]	(180)	[4]	¥ (1,077)	[2]
Nondesignated | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 0				¥ 0

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2018 (see Note 17 “Life Insurance Operations”).
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2018 (see Note 17 “Life Insurance Operations”).
[3]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2019 (see Note 17 “Life Insurance Operations”).
[4]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2019 (see Note 17 “Life Insurance Operations”).